ACQUISITIONS, DIVESTITURES, AND DISCONTINUED OPERATIONS - Major Classes of Assets and Liabilities of Discontinued Operations (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Current assets of discontinued operations	$ 0	$ 1,861
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff | Solstice
ASSETS
Cash and cash equivalents		661
Accounts receivable		572
Inventories		558
Other current assets		70
Current assets of discontinued operations		1,861
Investments and long-term receivables		164
Property, plant and equipment—net		1,737
Goodwill		806
Other intangible assets—net		35
Other assets		428
Total Assets held for sale		5,031
LIABILITIES
Accounts payable		771
Current maturities of long-term debt		22
Accrued liabilities		293
Current liabilities of discontinued operations		1,086
Long-term debt		39
Deferred income taxes		206
Other liabilities		495
Total Liabilities held for sale		$ 1,826